CONVERTIBLE SENIOR NOTES (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Cell Genesys	Oct. 14, 2009 Convertible senior notes Cell Genesys item	Dec. 31, 2010 2011 Notes	Oct. 14, 2009 2011 Notes Cell Genesys	Feb. 29, 2012 2013 Notes holder	Dec. 31, 2011 2013 Notes	Dec. 31, 2010 2013 Notes	Mar. 12, 2012 2013 Notes	Oct. 14, 2009 2013 Notes Cell Genesys
Convertible Senior Notes
Number of series of convertible notes assumed in merger					2
Principal balance of debt assumed					$ 22,016,000		$ 1,234,000					$ 20,782,000
Principal amount									20,782,000	22,016,000	11,800,000
Interest rate (as a percent)					3.125%		3.125%				3.125%	3.125%
Number of shares issued in exchange for cancellation for debt								1,900,000
Number of holders of debt instrument to whom shares are issued by the entity								1
Principal amount of debt cancelled								9,000,000
Number of shares of common stock receivable upon conversion				931,093					500,000
Conversion price (in dollars per share)				$ 22.32					$ 22.32
Percentage of principal amount at which the holder may require the entity to repurchase notes									100.00%
Percentage of principal amount at which the entity may redeem notes in whole or in part									100.00%
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed in order for the notes to be convertible									150.00%
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be redeemable									20 days
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be redeemable									30 days
Recorded fair value									17,336,760	18,547,333
Amount of difference between aggregate recorded fair value of the notes and their total stated principal amount									3,445,240	3,468,667
Fair value adjustment	(23,427)	(1,870,916)	33,163						(23,427)	(1,870,916)
Fair value adjustment attributable to the change in instrument specific credit risk										184,000
Average risk-free rate (as a percent)						0.29%			0.19%	0.82%
Volatility of BioSante common stock (as a percent)						61.00%			77.40%	78.70%
Discount rate for principal payments in cash (as a percent)						17.00%			18.50%	17.00%
Maturities of required principal payments by year
2012									0
2013									20,782,000
Total									$ 20,782,000